Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Continuing operations	$ 749	$ 721	$ 1,026
Discontinued operations